Transition to IFRS 9 - Summary of Reserves and Retained Earnings (Detail) - GBP (£) £ in Millions	Jan. 01, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		£ 190	£ 301
Retained earnings		£ 6,859	£ 6,399
Other reserves [member]
Disclosure of reserves and retained earnings within equity [line items]
Reclassification of investment securities (debt and equity) from AFS to FVTPL	£ (5)
Retained Earnings [member]
Disclosure of reserves and retained earnings within equity [line items]
Deferred tax asset	68
IAS 39 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	301
Retained earnings	6,399
Retained earnings and reserves	6,700
IFRS 9 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	296
Deferred tax asset	68
Retained earnings	6,212
Retained earnings and reserves	6,508
IFRS 9 [member] | Retained Earnings [member]
Disclosure of reserves and retained earnings within equity [line items]
Reclassification under IFRS 9	(44)
Recognition of expected credit losses under IFRS 9	£ (211)